INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                               December 31, 1999
                                   (Audited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                       Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1999 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 22, 2000

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
Year Ended December 31, 1999

ASSETS


Investments at Market Value (Notes 1 and 2):
Portfolios of Putnam Capital  Manager Trust:

Putnam Variable Trust Money Market

1,172,768 qualified shares                (Cost $1,172,828)        $  1,172,768
2,066,171 non-qualified shares            (Cost $2,066,171)           2,066,171

Putnam Variable Trust Income Fund U.S.
Government and High Quality Bond
(formerly US Government and High
Quality Bond)

155,742 qualified shares                   (Cost $2,192,957)          1,949,894
440,643 non-qualified shares               (Cost $5,842,750)          5,516,851

Putnam Variable Trust Growth and Income

629,836 qualified shares                   (Cost $15,012,363)        16,879,608
83,028 shares owned by Investors Life      (Cost $1,979,000)          2,225,149
304,717 non-qualified shares               (Cost $7,065,759)          8,166,403
83,252 shares owned by Investors Life      (Cost $1,930,451)          2,231,161

Putnam Variable Trust Voyager

17,946 qualified shares                    (Cost $537,566)            1,188,893
45,247 shares owned by Investors Life      (Cost $1,355,402)          2,997,638
16,061 non-qualified shares                (Cost $471,451)            1,064,022
45,193 shares owned by Investors Life      (Cost $1,326,614)          2,994,058

Total Assets                                                       $ 48,452,616

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):


Putnam Variable Trust Money Market

506,682   qualified accumulation
          units outstanding               ($2.3146040 Per Unit)   $  1,172,768
899,105   non-qualified accumulation
          units outstanding               ($2.2980310 Per Unit)      2,066,171

Putnam Variable Trust Income
(formerly U.S. Government and
High Quality Bond)

552,955   qualified accumulation
          units outstanding               ($3.5263160 Per Unit)      1,949,894
1,582,528 non-qualified accumulation
          units outstanding               ($3.4861000 Per Unit)      5,516,851

Putnam Variable Trust Growth and Income

1,938,006 qualified accumulation
          units outstanding               ($8.7097810 Per Unit)     16,879,608
255,477   Investors Life equity           ($8.7097810 Per Unit)      2,225,149
1,092,316 non-qualified accumulation
          units outstanding               ($7.4762280 Per Unit)      8,166,403
298,434   Investors Life equity           ($7.4762280 Per Unit)      2,231,161

Putnam Variable Trust Voyager

198,305   qualified accumulation
          units outstanding               ($5.9952760 Per Unit)      1,188,893
500,000   Investors Life equity           ($5.9952760 Per Unit)      2,997,638
177,689   non-qualified accumulation
          units outstanding               ($5.9881160 Per Unit)      1,064,022
500,000   Investors Life equity           ($5.9881160 Per Unit)      2,994,058

Contract Owners' Equity                                           $ 48,452,616

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
Period Year December 31, 1999

                                                 Putnam              Putnam
                                             Variable Trust      Variable Trust
                                                  Money              Money
                                                  Market             Market
                                                Qualified        Non-Qualified
Investment Income:
Dividends                                         $57,734            $100,984

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                    14,831              25,566

Investment income - net                            42,903              75,418


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                 0                   0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        211,767           183,191
Cost of shares sold                                 211,767           183,191

Net realized gain (loss) on investments                   0                 0

Net unrealized gain (loss) on investments                 0                 0

Net realized and unrealized gain (loss)
on investments                                            0                 0

Net Increase (Decrease) in Net Assets
from Investment Operations                          $42,903           $75,418





                                           Putnam Variable      Putnam Variable
                                             Trust Income        Trust Income
                                            Fund (formerly     Fund (formerly
                                            U.S. Govmnt and     U.S. Govmnt and
                                          High Quality Bond)  High Quality Bond)
                                               Qualified         Non-Qualified
Investment Income:
Dividends                                          $171,708          $383,277

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                      28,699            70,156

Investment income - net                             143,009           313,121


Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions              15,104            33,714

Net realized gain (loss) on investments:
Proceeds from sale of shares                        907,719           773,957
Cost of shares sold                                 866,626           717,616

Net realized gain (loss) on investments              41,093            56,341

Net unrealized gain (loss) on investments          (282,576)         (596,956)

Net realized and unrealized gain (loss)
on investments                                     (226,379)         (506,901)

Net Increase (Decrease) in Net Assets
from Investment Operations                         ($83,370)         ($193,780)

The accompanying notes are an integral part of these financial statements

                                               Putnam Variable  Putnam Variable
                                                Trust Growth     Trust Growth
                                                  and Income      and Income
                                                  Qualified*     Non-Qualified*
Investment Income:
Dividends                                           $526,077          $279,419

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                      249,617           134,171

Investment income - net                              276,460           145,248


Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized capital gain distributions             1,232,297          654,519

Net realized gain (loss) on investments:
Proceeds from sale of shares                        3,250,365         1,429,163
Cost of shares sold                                 1,902,142           865,725

Net realized gain (loss) on investments             1,348,223           563,438

Net unrealized gain (loss) on investments          (2,650,900)       (1,270,668)

Net realized and unrealized gain (loss)
on investments                                        (70,380)          (52,711)

Net Increase (Decrease) in Net Assets
from Investment Operations                           $206,080           $92,537






                                                    Putnam            Putnam
                                               Variable Trust     Variable Trust
                                                   Voyager           Voyager
                                                 Qualified *     Non-Qualified *
Investment Income:
Dividends                                              $3,042            $2,913

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                        36,046            35,119

Investment income - net                               ($33,004)        ($32,206)


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                243,942          233,561

Net realized gain (loss) on investments:
Proceeds from sale of shares                           194,292           69,466
Cost of shares sold                                     98,409           33,123

Net realized gain (loss) on investments                 95,883           36,343

Net unrealized gain (loss) on investments            1,199,690        1,224,694

Net realized and unrealized gain (loss)
on investments                                       1,539,515        1,494,598

Net Increase (Decrease) in Net Assets
from Investment Operations                          $1,506,511       $1,462,392


The accompanying notes are an integral part of these financial statements
*  Includes shares owned by Investors Life.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1999


                                                    Putnam           Putnam
                                               Variable Trust   Variable Trust
                                                    Money            Money
                                                    Market           Market
                                                 Qualified       Non-Qualified

Investment Operations:
Investment income-net                               $42,903           $75,418
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments                   0                 0
Net unrealized gain (loss) on investments                 0                 0
Net increase (decrease) in net assets
from investment operations                           42,903            75,418

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                             3,522               134
Net contract surrenders
and transfers out (Note 3)                         (190,069)         (109,670)
Benefit payments to annuitants                       (9,154)          (48,256)
Net increase (decrease) from
accumulation unit transactions                     (195,701)         (157,792)

Net Increase (Decrease) in Net Assets              (152,798)          (82,374)

Net Assets:
   Net assets at December 31, 1998                1,325,566         2,148,545

   Net assets at December 31, 1999               $1,172,768        $2,066,171






                                                    Putnam           Putnam
                                                Variable Trust   Variable Trust
                                                     Money            Money
                                                     Market           Market
                                                  Qualified       Non-Qualified
Investment Operations:
Investment income-net                               $56,991           $92,738
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments                   0                 0
Net unrealized gain (loss) on investments                 0                 0
Net increase (decrease) in net assets
from investment operations                           56,991            92,738

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                           198,798           436,426
Net contract surrenders
and transfers out (Note 3)                         (394,261)         (618,288)
Benefit payments to annuitants                       (7,075)          (34,277)
Net increase (decrease) from
accumulation unit transactions                     (202,538)         (216,139)

Net Increase (Decrease) in Net Assets              (145,547)         (123,401)

Net Assets:
Net assets at December 31, 1997                   1,471,113         2,271,946

Net assets at December 31, 1998                  $1,325,566        $2,148,545

The accompanying notes are an integral part of these financial statements

                                            Putnam Variable     Putnam Variable
                                              Trust Income       Trust Income
                                            Fund (formerly     Fund (formerly
                                            U.S. Govmnt and    U.S. Govmnt and
                                           High Quality Bond  High Quality Bond)
                                                Qualified       Non-Qualified

Investment Operations:
Investment income-net                              $143,009          $313,121
Realized capital gain distributions                  15,104            33,714
Net realized gain (loss) on investments              41,093            56,341
Net unrealized gain (loss) on investments          (282,576)         (596,956)
Net increase (decrease) in net assets
from investment operations                          (83,370)         (193,780)

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                             2,647               532
Net contract surrenders
and transfers out (Note 3)                         (764,398)         (608,753)
Benefit payments to annuitants                      (18,177)          (94,181)

Net increase (decrease) from
accumulation unit transactions                     (779,928)         (702,402)

Net Increase (Decrease) in Net Assets              (863,298)         (896,182)

Net Assets:
   Net assets at December 31, 1998                2,813,192         6,413,033

   Net assets at December 31, 1999               $1,949,894        $5,516,851





                                            Putnam Variable    Putnam Variable
                                             Trust Income       Trust Income
                                             Fund (formerly     Fund (formerly
                                             U.S.Govmnt and    U.S. Govmnt and
                                           High Quality Bond) High Quality Bond)
                                               Qualified         Non-Qualified
Investment Operations:
Investment income-net                              $126,862          $285,132
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments              73,516            72,798
Net unrealized gain (loss) on investments            (3,021)           81,679
Net increase (decrease) in net assets
from investment operations                          197,357           439,609

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                           119,096            15,992
Net contract surrenders
and transfers out (Note 3)                         (614,443)         (612,664)
Benefit payments to annuitants                      (23,515)          (99,141)
Net increase (decrease) from
accumulation unit transactions                     (518,862)         (695,813)

Net Increase (Decrease) in Net Assets              (321,505)         (256,204)

Net Assets:
   Net assets at December 31, 1997                3,134,697         6,669,237

   Net assets at December 31, 1998               $2,813,192        $6,413,033

The accompanying notes are an integral part of these financial statements.

                                             Putnam Variable    Putnam Variable
                                               Trust Growth       Trust Growth
                                                 and Income       and Income
                                                 Qualified       Non-Qualified

Investment Operations:
Investment income-net                              $276,460          $145,248
Realized capital gain distributions               1,232,297           654,519
Net realized gain (loss) on investments           1,348,223           563,438
Net unrealized gain (loss) on investments        (2,650,900)       (1,270,668)
Net increase (decrease) in net
assets from investment operations                   206,080            92,537

Accumulation Unit Transactions:
Net contract considerations
 and transfers in (Note 3)                          225,501               760
Net contract surrenders
 and transfers out (Note 3)                      (2,884,977)       (1,158,315)
Benefit payments to annuitants                     (103,795)         (132,264)

Net increase (decrease)
from accumulation unit transactions              (2,763,271)       (1,289,819)

Net Increase (Decrease) in Net Assets            (2,557,191)       (1,197,282)

Net Assets:
   Net assets at December 31, 1998               21,661,948        11,594,846

   Net assets at December 31, 1999              $19,104,757       $10,397,564




                                            Putnam Variable   Putnam Variable
                                               Trust Growth     Trust Growth
                                                and Income       and Income
                                                Qualified       Non-Qualified
Investment Operations:
Investment income-net                              $568,935          $314,487
Realized capital gain distributions               1,899,116         1,038,467
Net realized gain (loss) on investments           1,168,549           632,438
Net unrealized gain (loss) on investments          (842,800)         (471,025)
Net increase (decrease) in net
assets from investment operations                 2,793,800         1,514,367

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                           217,936           261,081
Net contract surrenders
and transfers out (Note 3)                       (2,719,592)       (1,493,533)
Benefit payments to annuitants                     (106,044)         (128,522)

Net increase (decrease)
from accumulation unit transactions              (2,607,700)       (1,360,974)

Net Increase (Decrease) in Net Assets               186,100           153,393

Net Assets:
Net assets at December 31, 1997                  21,475,848        11,441,453

Net assets at December 31, 1998                 $21,661,948       $11,594,846

The accompanying notes are an integral part of these financial statements.

                                                  Putnam           Putnam
                                               Variable Trust   Variable Trust
                                                  Voyager           Voyager
                                                Qualified *     Non-Qualified *

Investment Operations:
Investment income-net                               $(33,004)         $(32,206)
Realized capital gain distributions                  243,942           233,561
Net realized gain (loss) on investments               95,883            36,343
Net unrealized gain (loss) on investments          1,199,690         1,224,694
Net increase (decrease) in net
assets from investment operations                  1,506,511         1,462,392

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                            112,768            31,423
Net contract surrenders
and transfers out (Note 3)                          (162,479)          (37,677)
Benefit payments to annuitants                        (9,464)                0

Net increase (decrease)
from accumulation unit transactions                  (59,175)           (6,254)

Net Increase (Decrease) in Net Assets              1,447,336         1,456,138

Net Assets:
Net assets at December 31, 1998                    2,739,195         2,601,942

Net assets at December 31, 1999                   $4,186,531        $4,058,080



                                                   Putnam           Putnam
                                                Variable Trust   Variable Trust
                                                   Voyager           Voyager
                                                 Qualified *     Non-Qualified *
Investment Operations:
Investment income-net                              $(23,657)         $(20,804)
Realized capital gain distributions                  141,877          126,718
Net realized gain (loss) on investments               99,378           76,938
Net unrealized gain (loss) on investments            292,657          302,163
Net increase (decrease) in net
assets from investment operations                    510,255          485,015


Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                             33,436          229,908
Net contract surrenders
and transfers out (Note 3)                          (106,935)        (148,405)
Benefit payments to annuitants                        (3,988)               0

Net increase (decrease)
from accumulation unit transactions                  (77,487)          81,503

Net Increase (Decrease) in Net Assets                432,768          566,518

Net Assets:
Net assets at December 31, 1997                    2,306,427        2,035,424

   Net assets at December 31, 1998                $2,739,195       $2,601,942


The accompanying notes are an integral part of these financial statements.
 * Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1999




Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund), Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 1999, were $117,666 after deductions for premium taxes of $0 . Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 1999, the total of all transfers was $259,621. Contract surrender benefits amounted to $5,656,717. Annuity benefits amounted to $415,291. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.


Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6.  Accumulation Unit Transactions:


The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  period  ended  December  31,  1999  and  units outstanding at December 31, 1999 were as follows:


                                             Putnam           Putnam
                                         Variable Trust    Variable Trust
                                              Money            Money
                                              Market           Market
                                            Qualified      Non-Qualified

Units outstanding at December 31, 1998       593,464           968,809

Units purchased and transfers in               1,566                59

Benefits, surrenders and transfers out       (88,348)          (69,763)

Units outstanding at December 31, 1999       506,682           899,105



                                         Putnam Variable     Putnam Variable
                                        Trust Income Fund   Trust Income Fund
                                      (formerly US Gov't    (formerly US Gov't
                                       High Quality Bond)    High Quality Bond)
                                           Qualified           Non-Qualified

Units outstanding at December 31, 1998       772,236          1,781,007

Units purchased and transfers in                 639                158

Benefits, surrenders and transfers out      (219,880)          (198,637)

Units outstanding at December 31, 1999       552,995          1,582,528


                                        Putnam Variable      Putnam Variable
                                         Trust Growth          Trust Growth
                                          and Income            and Income
                                           Qualified          Non-Qualified

Units outstanding at December 31, 1998      2,497,011         1,557,788

Units purchased and transfers in               24,749                99

Benefits, surrenders and transfers out       (328,277)         (167,137)

Units outstanding at December 31, 1999      2,193,483         1,390,750

                                               Putnam            Putnam
                                           Variable Trust    Variable Trust
                                              Voyager           Voyager
                                            Qualified *      Non-Qualified *

Units outstanding at December 31, 1998        714,343           679,382

Units purchased and transfers in               26,133             7,224

Benefits, surrenders and transfers out        (42,171)           (8,917)

Units outstanding at December 31, 1999        698,305           677,689

* Includes shares owned by Investors Life


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1999 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                             Accumulation        Aggregate
                                                 Units             Value

Putnam Variable Trust
Money Market, Qualified                          39,840         $92,214
Putnam Variable Trust
Money Market, Non-Qualified                     220,371        $506,419
Putnam Variable Trust
Growth and Income, Qualified                    113,964        $992,601
Putnam Variable Trust
Growth and Income, Non-Qualified                 83,942        $627,570
Putnam Variable Trust
Income Fund, Qualified                           75,009        $264,505
Putnam Variable Trust
Income Fund, Non-Qualified                      217,389        $757,840
Putnam Variable Trust Voyager, Qualified         28,201        $169,071



                                                        Monthly       Annuity
                                                      Annuity Units  Unit Value

Putnam Variable Trust Money Market, Qualified               825       $0.7978806
Putnam Variable Trust Money Market, Non-Qualified         6,730       $0.7982616
Putnam Variable Trust Growth and Income, Qualified        4,949       $1.8535421
Putnam Variable Trust Growth and Income, Non-Qualified    6,025       $1.9900205
Putnam Variable Trust Income Fund, Qualified              1,517       $1.2999081
Putnam Variable Trust Income Fund, Non-Qualified          8,264       $1.2978484
Putnam Variable Trust Voyager, Qualified                    462       $1.5900704